Annual Fund Operating Expenses - Transamerica ClearTrack 2030	Mar. 01, 2021
R6
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.05%	[1]
Total annual fund operating expenses	0.59%
Fee waiver and/or expense reimbursement	0.04%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%
R1
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.31%
Acquired fund fees and expenses	0.05%	[1]
Total annual fund operating expenses	1.24%
Fee waiver and/or expense reimbursement	0.04%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%
R3
Operating Expenses:
Management fees	0.38%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Acquired fund fees and expenses	0.05%	[1]
Total annual fund operating expenses	0.99%
Fee waiver and/or expense reimbursement	0.04%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%

[1]	Acquired fund fees and expenses reflect the fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the fund’s prospectus.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.55% for Class R6 shares, 1.20% for Class R1 shares and 0.95% for Class R3 shares, excluding, as applicable, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.